Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 7,423,000
Loans Considered Default		90 days
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	17,496,000	29,975,000	34,000,000
Impaired Financing Receivable, Related Allowance	3,778,000	4,813,000
Loan Receivable For Which Value Of Collateral Sufficient To Repay	7,800,000	10,300,000	14,800,000
Impaired Financing Receivable, Interest Income, Accrual Method	494,000	946,000
Financing Receivable, Modifications, Recorded Investment	19,229,000	33,055,000	29,200,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	1,800,000	2,500,000	2,500,000
Restructured Loans Classified Performing	300,000
Restructured Loans Classified Non Performing	800,000
Reserves For Loan Losses On Troubled Debt Restructurings	2,900,000	3,700,000
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	25.60%	17.20%
Loan Loss Reserves	11,400,000	21,600,000
Non-Accuring Loans[Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	3,400,000	3,900,000	5,200,000
Impaired Loans With Sufficient Collateral to Repay Loan [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Accrual Method	1,800,000	2,400,000	3,200,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	100,000	500,000	700,000
Troubled Debt Restructurings [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) [Line Items]
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 500,000	$ 900,000	$ 600,000